Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: August 12, 2026

Payment Date	8/17/2026
Collection Period Start	7/1/2026
Collection Period End	7/31/2026
Interest Period Start	7/15/2026
Interest Period End	8/16/2026

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$—	$—	$—	—	Oct-27
Class A-2b Notes	$—	$—	$—	—	Oct-27
Class A-3 Notes	$345,084,922.47	$24,177,666.88	$320,907,255.59	0.815313	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$443,074,922.47	$24,177,666.88	$418,897,255.59

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$458,827,136.54	$433,970,761.72	0.388819
YSOC Amount	$13,039,224.09	$12,360,516.15
Adjusted Pool Balance	$445,787,912.45	$421,610,245.57
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$—	4.61000%	30/360	$—
Class A-2b Notes	$—	3.94539%	ACT/360	$—
Class A-3 Notes	$345,084,922.47	4.62000%	30/360	$1,328,576.95
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$443,074,922.47			$1,722,034.36

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$458,827,136.54	$433,970,761.72
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$445,787,912.45	$421,610,245.57
Number of Receivables Outstanding	31,461	30,558
Weighted Average Contract Rate	7.60%	7.61%
Weighted Average Remaining Term (months)	36.8	35.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,930,063.19
Principal Collections	$24,682,696.68
Liquidation Proceeds	$133,473.87
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$27,746,233.74
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$27,746,233.74

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$382,355.95	$382,355.95	$—	$—	$27,363,877.79
Interest - Class A-1 Notes	$—	$—	$—	$—	$27,363,877.79
Interest - Class A-2a Notes	$—	$—	$—	$—	$27,363,877.79
Interest - Class A-2b Notes	$—	$—	$—	$—	$27,363,877.79
Interest - Class A-3 Notes	$1,328,576.95	$1,328,576.95	$—	$—	$26,035,300.84
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$25,781,175.51
First Allocation of Principal	$—	$—	$—	$—	$25,781,175.51
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$25,736,961.76
Second Allocation of Principal	$—	$—	$—	$—	$25,736,961.76
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$25,690,939.68
Third Allocation of Principal	$10,614,676.90	$10,614,676.90	$—	$—	$15,076,262.78
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,027,166.53
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,177,166.53
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,177,166.53
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,464,176.55
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,464,176.55
Remaining Funds to Certificates	$1,464,176.55	$1,464,176.55	$—	$—	$—
Total	$27,746,233.74	$27,746,233.74	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$13,039,224.09
Increase/(Decrease)	$(678,707.94)
Ending YSOC Amount	$12,360,516.15

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$445,787,912.45	$421,610,245.57
Note Balance	$443,074,922.47	$418,897,255.59
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.04%	19	$173,678.14
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	113	$133,473.87
Monthly Net Losses (Liquidation Proceeds)			$40,204.27
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.16%
Current Collection Period			0.11%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$2,280,953.85
Cumulative Net Loss Ratio			0.20%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.21%	55	$929,363.39
60-89 Days Delinquent	0.05%	13	$215,615.26
90-119 Days Delinquent	0.03%	8	$148,567.45
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.30%	76	$1,293,546.10

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$78,686.79
Total Repossessed Inventory		7	$163,842.04

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		21	$364,182.71
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.07%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.49	0.11%	28	0.09%